Commitments and Contingencies - Additional Information (Detail) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Commitments and contingencies [line items]
Various contracts with vendors and contractors for the acquisition of plant and machinery, equipment and various civil contracts of a capital nature	₨ 88,475,000	₨ 96,325,000
Various contracts with vendors and contractors for the acquisition of intangible assets of a capital nature	3,358,000	2,511,000
Committed to contribute under the joint venture agreement	18,230,000	17,014,000
Recalling order on wages ceiling Limit of employee salary	15,000
Income tax contingent liability [member]
Commitments and contingencies [line items]
Estimated effect of contingency	9,760,000	6,213,000
Income tax contingent liability [member] | Investments accounted for using equity method [member]
Commitments and contingencies [line items]
Estimated effect of contingency	72,000	78,000
Customs, excise duty and service tax contingent liability [member]
Commitments and contingencies [line items]
Estimated effect of contingency	6,809,000	6,427,000
Customs, excise duty and service tax contingent liability [member] | Investments accounted for using equity method [member]
Commitments and contingencies [line items]
Estimated effect of contingency	41,000	11,000
Customs, excise duty and service tax demands for more [member]
Commitments and contingencies [line items]
Threshold amount of major contingency cases		1,000,000
Excise Authorities raised demand and penalty due to the classification of certain chassis [member]
Commitments and contingencies [line items]
Estimated effect of contingency	2,683,000	2,683,000
Other taxes and dues contingent liability [member]
Commitments and contingencies [line items]
Estimated effect of contingency	2,552,000	2,470,000
Other taxes and dues contingent liability [member] | Investments accounted for using equity method [member]
Commitments and contingencies [line items]
Estimated effect of contingency	13,000	8,000
Sales tax contingent liability [Member]
Commitments and contingencies [line items]
Estimated effect of contingency	13,981,000	14,220,000
Sales tax contingent liability [Member] | Investments accounted for using equity method [member]
Commitments and contingencies [line items]
Estimated effect of contingency	108,000	90,000
Sales tax demands for more [Member]
Commitments and contingencies [line items]
Threshold amount of major contingency cases		1,000,000
Sales Tax Authorities raised demand towards rejection of certain statutory forms for concessional lower/nil tax rate [Member]
Commitments and contingencies [line items]
Estimated effect of contingency	3,240,000	3,269,000
Sales Tax Authorities denied input tax credit and levied interest and penalty thereon due to varied reasons [Member]
Commitments and contingencies [line items]
Estimated effect of contingency	2,836,000	2,705,000
Sales tax authorities have raised demand for entry tax liability at various states [member]
Commitments and contingencies [line items]
Estimated effect of contingency	5,014,000	4,346,000
Local municipal authorities demand for property tax [member]
Commitments and contingencies [line items]
Estimated effect of contingency	₨ 1,001,000	₨ 958,000